Financial Instruments (Details) - Schedule of Fair Value of the Private Warrants and the Embedded Derivative	6 Months Ended
Jun. 30, 2023
Private Warrants [Member]
Financial Instruments (Details) - Schedule of Fair Value of the Private Warrants and the Embedded Derivative [Line Items]
Expected term (years)	7 years
Expected volatility	81.10%
Dividend yield
Risk free interest rate	4.08%
Embedded Derivative [Member]
Financial Instruments (Details) - Schedule of Fair Value of the Private Warrants and the Embedded Derivative [Line Items]
Expected term (years)	4 years
Expected volatility	79.60%
Dividend yield
Risk free interest rate	4.38%